PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Balance at Beginning of Year	$ 5,444	$ 2,801
IRS Section 280E Positions	15,424	2,643
Balance at End of Year	$ 20,868	$ 5,444